Quarterly Holdings Report
for

Fidelity® SAI U.S. Low Volatility Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV1-QTLY-0321
1.9866138.105

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	5,956,416	$170,532,190
Verizon Communications, Inc.	2,962,599	162,202,295
		332,734,485
Entertainment - 0.5%
The Walt Disney Co.	201,306	33,853,630
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	40,680	74,337,005
Facebook, Inc. Class A (a)	22,762	5,880,107
		80,217,112
Media - 0.6%
Cable One, Inc.	5,109	10,218,000
Comcast Corp. Class A	186,348	9,237,270
Interpublic Group of Companies, Inc.	367,653	8,849,408
Omnicom Group, Inc.	202,597	12,638,001
		40,942,679
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	548,542	69,160,175

TOTAL COMMUNICATION SERVICES		556,908,081

CONSUMER DISCRETIONARY - 11.3%
Distributors - 0.2%
Pool Corp.	37,787	13,383,400
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	56,842	8,638,279
Hotels, Restaurants & Leisure - 4.5%
Domino's Pizza, Inc.	37,100	13,755,196
McDonald's Corp.	701,604	145,821,375
Starbucks Corp.	1,102,233	106,707,177
Yum! Brands, Inc.	284,186	28,842,037
		295,125,785
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	42,089	134,945,752
Multiline Retail - 0.7%
Dollar General Corp.	234,810	45,696,374
Specialty Retail - 1.5%
AutoZone, Inc. (a)	22,025	24,632,099
TJX Companies, Inc.	1,130,577	72,402,151
		97,034,250
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. Class B	1,066,342	142,452,628

TOTAL CONSUMER DISCRETIONARY		737,276,468

CONSUMER STAPLES - 7.6%
Beverages - 0.9%
PepsiCo, Inc.	425,277	58,080,080
Food & Staples Retailing - 2.5%
Walmart, Inc.	1,146,340	161,049,307
Food Products - 0.9%
Hormel Foods Corp.	264,570	12,397,750
Lancaster Colony Corp.	18,426	3,216,811
McCormick & Co., Inc. (non-vtg.)	233,732	20,928,363
The Hershey Co.	138,990	20,214,706
		56,757,630
Household Products - 3.3%
Church & Dwight Co., Inc.	233,187	19,687,978
Clorox Co.	119,005	24,926,787
Procter & Gamble Co.	1,360,750	174,461,758
		219,076,523

TOTAL CONSUMER STAPLES		494,963,540

FINANCIALS - 8.7%
Banks - 1.1%
Commerce Bancshares, Inc. (b)	99,379	6,643,486
Credicorp Ltd. (United States)	58,734	8,829,482
U.S. Bancorp	1,292,498	55,383,539
		70,856,507
Capital Markets - 2.7%
Cboe Global Markets, Inc.	102,546	9,406,545
CME Group, Inc.	338,141	61,453,745
FactSet Research Systems, Inc.	35,823	10,830,726
Houlihan Lokey	29,399	1,906,525
Intercontinental Exchange, Inc.	529,192	58,396,337
MarketAxess Holdings, Inc.	35,803	19,360,830
NASDAQ, Inc.	108,413	14,665,027
		176,019,735
Insurance - 4.9%
AFLAC, Inc.	625,141	28,243,870
Allstate Corp.	294,478	31,562,152
Arch Capital Group Ltd. (a)	382,785	12,023,277
Arthur J. Gallagher & Co.	180,562	20,838,660
Brown & Brown, Inc.	221,329	9,537,067
Chubb Ltd.	425,586	61,995,113
Erie Indemnity Co. Class A (b)	23,517	5,716,983
Hanover Insurance Group, Inc.	26,274	2,955,037
Marsh & McLennan Companies, Inc.	477,599	52,492,906
Progressive Corp.	551,962	48,125,567
Selective Insurance Group, Inc.	56,396	3,664,612
The Travelers Companies, Inc.	238,730	32,538,899
W.R. Berkley Corp.	132,591	8,239,205
		317,933,348

TOTAL FINANCIALS		564,809,590

HEALTH CARE - 17.0%
Health Care Equipment & Supplies - 4.5%
Danaher Corp.	198,629	47,241,921
Medtronic PLC	1,267,440	141,104,095
ResMed, Inc.	136,625	27,539,501
STERIS PLC	34,629	6,479,432
Stryker Corp.	308,113	68,096,054
		290,461,003
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	537,277	179,224,862
Pharmaceuticals - 9.7%
Eli Lilly & Co.	748,528	155,671,368
Johnson & Johnson	1,297,181	211,609,137
Merck & Co., Inc.	2,054,116	158,310,720
Pfizer, Inc.	2,833,309	101,715,793
Viatris, Inc. (a)	350,004	5,946,568
		633,253,586

TOTAL HEALTH CARE		1,102,939,451

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.8%
L3Harris Technologies, Inc.	17,123	2,936,766
Lockheed Martin Corp.	231,947	74,645,184
Northrop Grumman Corp.	146,189	41,899,229
		119,481,179
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	127,123	10,876,644
Expeditors International of Washington, Inc.	158,083	14,151,590
		25,028,234
Building Products - 0.1%
Lennox International, Inc.	18,272	5,033,753
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	198,200	17,941,064
Rollins, Inc.	208,601	7,513,808
Waste Management, Inc.	366,466	40,794,995
		66,249,867
Industrial Conglomerates - 2.0%
3M Co.	543,121	95,404,635
Honeywell International, Inc.	191,985	37,508,109
		132,912,744
Machinery - 0.3%
Graco, Inc.	157,189	10,836,610
Toro Co.	101,169	9,535,178
		20,371,788
Professional Services - 0.6%
Exponent, Inc. (b)	48,674	4,019,499
FTI Consulting, Inc. (a)(b)	34,505	3,794,515
Verisk Analytics, Inc.	153,111	28,095,869
		35,909,883
Trading Companies & Distributors - 0.1%
Watsco, Inc.	30,948	7,380,789

TOTAL INDUSTRIALS		412,368,237

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	57,679	11,302,200
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	281,335	35,133,115
Dolby Laboratories, Inc. Class A	59,144	5,206,446
		40,339,561
IT Services - 11.2%
Accenture PLC Class A	599,861	145,118,373
Akamai Technologies, Inc. (a)	153,412	17,033,334
Amdocs Ltd.	125,422	8,857,302
Automatic Data Processing, Inc.	405,408	66,940,969
Broadridge Financial Solutions, Inc.	108,585	15,344,146
Fidelity National Information Services, Inc.	584,214	72,127,060
Fiserv, Inc. (a)	524,065	53,816,235
Genpact Ltd.	150,690	5,768,413
Jack Henry & Associates, Inc.	72,265	10,463,249
MasterCard, Inc. Class A	307,674	97,314,209
Maximus, Inc.	57,811	4,339,294
Paychex, Inc.	302,081	26,377,713
VeriSign, Inc. (a)	95,299	18,494,677
Visa, Inc. Class A	960,010	185,521,933
		727,516,907
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	3,167,177	175,809,995
Software - 8.0%
Check Point Software Technologies Ltd. (a)	104,432	13,340,144
Citrix Systems, Inc.	116,476	15,527,416
Intuit, Inc.	161,225	58,239,307
Microsoft Corp.	1,328,896	308,250,715
Oracle Corp.	1,822,851	110,154,886
Tyler Technologies, Inc. (a)	37,943	16,041,921
		521,554,389
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,965,533	259,371,735

TOTAL INFORMATION TECHNOLOGY		1,735,894,787

MATERIALS - 4.1%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	208,278	55,560,239
Ecolab, Inc.	234,104	47,876,609
Linde PLC	495,354	121,559,872
		224,996,720
Containers & Packaging - 0.6%
Aptargroup, Inc.	60,792	8,083,512
Ball Corp.	307,915	27,102,678
Sonoco Products Co.	94,643	5,480,776
		40,666,966

TOTAL MATERIALS		265,663,686

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Agree Realty Corp.	50,775	3,208,980
American Tower Corp.	418,236	95,090,137
AvalonBay Communities, Inc.	115,758	18,946,112
CoreSite Realty Corp.	39,855	5,358,106
Crown Castle International Corp.	395,699	63,019,023
CubeSmart	182,682	6,364,641
Equity Lifestyle Properties, Inc.	159,729	9,717,912
Essex Property Trust, Inc.	61,486	14,732,660
Extra Space Storage, Inc.	121,698	13,848,015
Mid-America Apartment Communities, Inc.	107,833	14,314,831
National Retail Properties, Inc.	163,628	6,381,492
Public Storage	143,393	32,639,115
Realty Income Corp.	325,332	19,214,108
WP Carey, Inc.	163,975	10,887,940
		313,723,072
UTILITIES - 4.5%
Electric Utilities - 2.4%
Alliant Energy Corp.	228,770	11,129,661
Duke Energy Corp.	693,428	65,182,232
Evergy, Inc.	125,645	6,750,906
Eversource Energy	323,097	28,270,988
Hawaiian Electric Industries, Inc.	102,945	3,403,362
Pinnacle West Capital Corp.	106,128	7,986,132
Portland General Electric Co.	84,397	3,569,149
Xcel Energy, Inc.	495,337	31,696,615
		157,989,045
Gas Utilities - 0.3%
Atmos Energy Corp.	116,310	10,351,590
ONE Gas, Inc.	49,898	3,649,041
Southwest Gas Holdings, Inc.	52,721	3,161,151
		17,161,782
Multi-Utilities - 1.4%
Ameren Corp.	232,968	16,941,433
CMS Energy Corp.	269,930	15,353,618
Consolidated Edison, Inc.	315,392	22,323,446
DTE Energy Co.	55,147	6,547,052
WEC Energy Group, Inc.	297,419	26,440,549
		87,606,098
Water Utilities - 0.4%
American Water Works Co., Inc.	170,855	27,169,362

TOTAL UTILITIES		289,926,287

TOTAL COMMON STOCKS
(Cost $5,453,840,561)		6,474,473,199
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $999,775)	1,000,000	999,837
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.09% (d)	18,350,139	$18,353,809
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	2,767,477	2,767,754
TOTAL MONEY MARKET FUNDS
(Cost $21,121,563)		21,121,563
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,475,961,899)		6,496,594,599
NET OTHER ASSETS (LIABILITIES) - 0.1%(f)		5,576,920
NET ASSETS - 100%		$6,502,171,519

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	111	March 2021	$20,563,860	$18,985	$18,985
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	March 2021	7,007,100	132,300	132,300
TOTAL FUTURES CONTRACTS					$151,285

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,837.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $647,198 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,399
Fidelity Securities Lending Cash Central Fund	1,650
Total	$10,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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